Other disclosures (Details)	Jul. 17, 2025 USD ($) shares	Jun. 30, 2025 USD ($) $ / $ Payment shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($) shares
Capital and other commitments [Abstract]
Commitments		$ 16,605,000	$ 2,420,000
Contingent liabilities [Abstract]
Contingent liabilities		$ 0
Number of ordinary shares issued, fully paid (in shares) | shares		2,608,172,516	2,325,614,708	2,098,818,267
Capital amount		$ 302,651,000	$ 281,671,000	$ 255,364,000
Events After Reporting Period [Member] | Australian and New Zealand Shareholders [Member]
Contingent liabilities [Abstract]
Number of ordinary shares issued, fully paid (in shares) | shares	33,550,000
Capital amount	$ 2,200,000
Rhyolite Ridge [Member] | Boundary Peak Minerals LLC [Member]
Contingent liabilities [Abstract]
Number of progress payments made | Payment		4
Contingent liability settlement payable amount		$ 3,000,000
Exchange rate | $ / $		0.75
Payable within One Year [Member]
Capital and other commitments [Abstract]
Water rights		$ 1,336,000	498,000
Non-cancellable operating lease rental commitments		261,000	267,000
Exploration and evaluation expenditure commitments		317,000	216,000
Commitments		1,913,000	981,000
Payable After One Year but not Later than Five Years [Member]
Capital and other commitments [Abstract]
Water rights		4,971,000	953,000
Non-cancellable operating lease rental commitments		288,000	54,000
Exploration and evaluation expenditure commitments		317,000	432,000
Commitments		5,576,000	1,439,000
Payable Later than Five Years [Member]
Capital and other commitments [Abstract]
Water rights		9,116,000	0
Non-cancellable operating lease rental commitments		0	0
Exploration and evaluation expenditure commitments		0	0
Commitments		$ 9,116,000	$ 0